Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2021
Temporary Equity Disclosure [Abstract]
Summary of Issuances of Convertible and Redeemable Convertible Preferred Shares Outstanding
The following table summarizes the issuances of the convertible and redeemable convertible preferred shares prior to the Company’s IPO:

Name	Issuance Date	Original Issuance Price per Share	Number of Shares
Series Seed 1 preferred shares	March 23, 2015	$0.1670	7,281,000
Series Seed 2 preferred shares	March 23, 2015	$0.0560	7,281,000
Series Seed 3 preferred shares	March 23, 2015	$0.2792	1,456,200
Series A preferred shares	March 23, 2015	$1.0038	6,375,657
Series A preferred shares	August 19, 2015	$1.0038	1,743,375
Series B preferred shares	August 21, 2015	$3.6339	9,218,756
Series B preferred shares	November 20, 2015	$3.6339	1,651,121
Series B preferred shares	February 23, 2016	$3.6339	302,414
Series C preferred shares	December 27, 2016	$5.8853	1,699,139
Series C preferred shares	June 5, 2017	$5.8853	517,691
Series C preferred shares	September 20, 2017	$5.8853	342,351
Series C preferred shares	February 11, 2019	$5.8853	1,189,397

Summary of movement in the carrying value of the preferred shares
The movement in the carrying value of the Preferred Shares prior to the Company’s IPO is as follows:

Mezzanine equity	Series Seed preferred shares	Series A preferred shares	Series B preferred shares	Series C preferred shares	Total
	RMB	RMB	RMB	RMB	RMB
Balance as of December 31, 2018	21,651	76,166	376,359	130,565	604,741
Issuance	—	—	—	46,693	46,693
Modification of preferred shares	—	—	6,956	3,030	9,986
Accretion to redemption value	—	3,039	7,649	6,574	17,262
Conversion of Preferred Shares to ordinary shares (Note 19)	(21,651)	(79,205)	(390,964)	(186,862)	(678,682)

Balance as of December 31, 2019	—	—	—	—	—